PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	$ 33,024	$ 34,297	$ 38,736
Changes in provisions
Increase in existing provisions	3,257	1,196	1,662
Increase through business combinations		815
Used provisions	(2,832)	(1,988)	(887)
Increase (decrease) in foreign currency exchange	(2,240)	(1,942)	(5,262)
Other Increases (Decreases)	(373)	646	48
Total Changes	(2,188)	(1,273)	(4,439)
Closing balance	30,836	33,024	34,297
Litigations [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	9,524	10,797	15,278
Changes in provisions
Increase in existing provisions	3,257	1,196	1,660
Increase through business combinations		815
Used provisions	(2,832)	(1,988)	(887)
Increase (decrease) in foreign currency exchange	(2,240)	(1,942)	(5,262)
Other Increases (Decreases)	(355)	646	8
Total Changes	(2,170)	(1,273)	(4,481)
Closing balance	7,354	9,524	10,797
Other Provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	23,500	23,500	23,458
Changes in provisions
Increase in existing provisions	0	0	2
Increase through business combinations		0
Used provisions	0	0
Increase (decrease) in foreign currency exchange	0	0
Other Increases (Decreases)	(18)	0	40
Total Changes	(18)	0	42
Closing balance	$ 23,482	$ 23,500	$ 23,500